Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

10. CASH AND CASH EQUIVALENTS

	June 30, 2025		December 31, 2024
	USD	AED	AED
Cash in hand	3,014	11,066	11,052
Cash-in-transit	4,198,039	15,415,200	-
Cash at bank	37,974	139,442	36,785
	4,239,027	15,565,708	47,837
11. CASH AND CASH EQUIVALENTS
	December 31, 2024		December 31, 2023
	USD	AED	AED
Cash in hand	3,010	11,052	11,016
Cash at bank	10,018	36,785	57,356
	13,028	47,837	68,372